Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of significant accounting policies [Abstract]
Schedule of Subsidiaries
These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company, and are wholly-owned. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control. The Company's principal properties and material subsidiaries of the Company and their geographic locations at December 31, 2023 were as follows:

Direct parent company	Country of incorporation	Mining properties and projects owned
Alamos Gold Inc	Canada	Island Gold Mine Young-Davidson Mine Lynn Lake project
Minas de Oro Nacional, S.A. de C.V.	Mexico	The Mulatos District
Dogu Biga Madencilik Sanayi Ticaret AS	Türkiye	Turkish properties

Disclosure of detailed information about property, plant and equipment	Amortization rates applicable to each category of property, plant and equipment, with the exception of land, are as follows:

Asset	Useful life
Leasehold improvements	Lease term
Mobile equipment	2-10 years
Other equipment	2-20 years
Processing plant	Unit-of-production
Shaft, underground infrastructure and mineral properties	Unit-of-production
Vehicles	3-7 years
Buildings	7-20 years
Office equipment	2-8 years

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Cost
At December 31, 2021	$1,629.3	$2,631.2	$285.6	$319.3	$4,865.4
Additions	40.2	143.8	123.7	22.1	329.8
Transfer of La Yaqui Grande assets[1]	121.0	19.0	(140.0)	—	—
Revisions to decommissioning liabilities	—	6.7	—	—	6.7
Disposals	(1.7)	—	—	—	(1.7)
Sale of Esperanza Project	(0.4)	—	—	(89.6)	(90.0)
At December 31, 2022	$1,788.4	$2,800.7	$269.3	$251.8	$5,110.2
Additions	51.5	109.5	174.7	32.2	367.9
Acquisition of Manitou Gold Inc. (i)	—	—	—	20.0	20.0
Transfers	4.0	—	(4.0)	—	—
Revisions to decommissioning liabilities (note 11)	—	8.6	—	—	8.6
Disposals	(35.5)	(1.3)	—	(1.4)	(38.2)
At December 31, 2023	$1,808.4	$2,917.5	$440.0	$302.6	$5,468.5

Accumulated amortization and impairment charges
At December 31, 2021	$717.8	$811.8	142.4	$84.9	$1,756.9
Amortization	91.7	89.4	—	—	181.1
Disposals	(1.2)	—	—	—	(1.2)
Impairment expense on Esperanza Project (iv)	—	—	—	38.2	38.2
Sale of Esperanza Project (iv)	(0.4)	—	—	(38.2)	(38.6)
At December 31, 2022	$807.9	$901.2	$142.4	$84.9	$1,936.4
Amortization	106.6	101.0	—	—	207.6
Disposals	(34.3)	(1.3)	—	—	(35.6)
At December 31, 2023	$880.2	$1,000.9	$142.4	$84.9	$2,108.4

Net carrying value
At December 31, 2022	$980.5	$1,899.5	$126.9	$166.9	$3,173.8
At December 31, 2023	$928.2	$1,916.6	$297.6	$217.7	$3,360.1
1.La Yaqui Grande commenced commercial production on June 20, 2022.
The net carrying values and capital additions by segment (note 17) are as follows:

	December 31, 2023		December 31, 2022
	Mineral Property, Plant and Equipment	Capital additions for the year ended[1]	Mineral Property, Plant and Equipment	Capital additions for the year ended[1]
Young-Davidson	$1,500.3	$73.5	1,504.7	68.4
Island Gold	1,397.7	243.4	1,174.6	185.1
Mulatos	293.0	29.9	343.8	58.8
Corporate and other	169.1	21.1	150.7	17.5
	$3,360.1	$367.9	$3,173.8	$329.8
1.Segment capital additions are presented on an accrual basis. Mineral property, plant and equipment in the consolidated statements of cash flows are presented on a cash expenditure basis.
Schedule of Investments By Classification

Asset / Liability
Cash and cash equivalents	Amortized cost
Equity securities	Fair value through OCI
Amounts receivable	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Debt and financing obligations	Amortized cost
Non-hedged derivatives	Fair value through profit or loss
Cash flow hedging derivatives	Fair value through OCI
Esperanza Milestone Payments	Fair value through profit or loss